Cover Page	Jun. 02, 2025
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 02, 2025
Entity Registrant Name	Warner Bros. Discovery, Inc.
Entity File Number	001-34177
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	35-2333914
Entity Address, Address Line One	230 Park Avenue South
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	212
Local Phone Number	548-5555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001437107
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Series A Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Series A Common Stock
Trading Symbol	WBD
Security Exchange Name	NASDAQ
4.302% Senior Notes due 2030
Entity Information [Line Items]
Title of 12(b) Security	4.302% Senior Notes due 2030
Trading Symbol	WBDI30
Security Exchange Name	NASDAQ
4.693% Senior Notes due 2033
Entity Information [Line Items]
Title of 12(b) Security	4.693% Senior Notes due 2033
Trading Symbol	WBDI33
Security Exchange Name	NASDAQ